UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Robert Bruno First Eagle Variable Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2012

Item 1. Schedule of Investments. — The schedule of investments for the nine-month period ended September 30, 2012, is filed herewith.

FIRST EAGLE

Overseas Variable Fund

Schedule of Investments • Period Ended September 30, 2012 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.31%

Australia 0.95%
191,888	Newcrest Mining Limited	$6,323,738	$5,809,967

Austria 1.13%
120,698	OMV AG	4,936,209	4,228,336
344,128	Wienerberger AG	5,226,110	2,669,190
		10,162,319	6,897,526
Belgium 0.64%
34,494	Groupe Bruxelles Lambert SA	2,959,008	2,562,345
16,497	Sofina SA	1,625,340	1,356,175
		4,584,348	3,918,520
Bermuda 0.96%
103,180	Jardine Matheson Holdings Limited	3,050,550	5,870,942

Brazil 0.20%
56,500	Petroleo Brasileiro SA, ADR	1,064,748	1,246,955

Canada 4.05%
168,028	Agnico-Eagle Mines Limited	5,889,992	8,716,298
350,604	Penn West Petroleum Limited	6,341,235	4,992,601
140,863	Cenovus Energy, Inc.	3,214,000	4,909,075
108,970	Nexen, Inc.	1,709,342	2,761,300
45,492	Cogeco Cable, Inc.	1,995,508	1,725,933
75,229	EnCana Corporation	1,552,890	1,649,020
107,519	Catalyst Paper Corporation (a)(b)(c)	2,181	107,519
		20,705,148	24,861,746
France 8.71%
108,128	Sanofi	8,107,747	9,228,288
125,834	Total SA	6,435,857	6,247,804
82,015	Sodexo	2,243,743	6,181,002
252,843	Bouygues SA	10,085,478	6,179,404
28,784	Robertet SA (a)	3,433,598	4,444,832
191,661	Carrefour SA	5,242,621	3,979,050
38,447	Wendel SA	1,327,985	3,249,151
364,800	Société Télévision Francaise 1	6,165,468	3,040,219
52,842	Neopost SA	4,579,685	2,920,698
26,499	NSC Groupe (b)	2,015,953	2,045,139
22,856	Laurent-Perrier	1,628,528	1,966,837
37,280	Société Foncière Financière et de Participations	4,333,462	1,426,129
29,618	Legrand SA	921,934	1,117,403

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.31% — (continued)

France 8.71% — (continued)
8,655	BioMerieux	$671,300	$804,131
9,450	Gaumont SA	824,305	455,832
8,840	Sabeton SA (a)	100,102	143,273
		58,117,766	53,429,192
Germany 4.79%
218,991	HeidelbergCement AG	11,631,523	11,484,419
434,945	Deutsche Wohnen AG	4,173,866	7,647,948
113,237	Daimler AG	5,530,580	5,486,159
129,293	Hamburger Hafen und Logistik AG	4,739,248	3,359,452
24,274	Fraport AG	913,552	1,405,219
		26,988,769	29,383,197
Greece 0.59%
653,788	Jumbo SA (a)	5,376,425	3,616,159

Hong Kong 0.28%
189,670	Guoco Group Limited	2,199,025	1,707,328

Ireland 0.61%
195,239	CRH PLC	3,330,910	3,758,738

Israel 0.40%
201,457	Israel Chemicals Limited	2,079,265	2,442,370

Italy 0.49%
397,580	Italcementi S.p.A. RSP	3,849,944	1,038,156
68,340	Italcementi S.p.A.	1,275,606	360,413
45,886	Italmobiliare S.p.A. RSP (a)	2,342,059	574,000
25,533	Italmobiliare S.p.A. (a)	2,256,914	472,940
79,000	Recordati S.p.A	524,615	561,946
		10,249,138	3,007,455
Japan 30.35%
179,260	Shimano, Inc.	5,670,549	13,040,430
244,460	Secom Company Limited	10,633,409	12,742,728
76,980	Fanuc Corporation	6,396,270	12,402,771
70,660	SMC Corporation	8,344,041	11,384,513
43,210	Keyence Corporation	7,894,994	11,068,135
192,980	Astellas Pharma, Inc.	7,521,836	9,799,766
115,600	KDDI Corporation	7,189,742	8,972,029
443,260	Mitsubishi Estate Company Limited	6,755,512	8,481,435
428,700	NKSJ Holdings, Inc.	11,510,327	8,389,518
428,000	MS&AD Insurance Group Holdings	12,165,802	7,405,584
63,480	Hirose Electric Company Limited	6,526,585	7,113,858
178,600	Nissin Foods Holdings Company Limited	6,327,200	6,999,436
107,900	Ono Pharmaceutical Company Limited	4,269,687	6,640,106
288,160	Hoya Corporation	6,264,329	6,329,334
239,448	Chofu Seisakusho Company Limited	4,468,508	5,802,198

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.31% — (continued)

Japan 30.35% — (continued)
233,830	MISUMI Group, Inc.	$4,037,744	$5,791,844
168,194	Secom Joshinetsu Company Limited	3,485,653	4,870,474
406,180	Kansai Paint Company Limited	3,095,221	4,499,817
205,490	Nomura Research Institute Limited	3,935,334	4,234,547
172,532	Nitto Kohki Company Limited	3,461,021	4,076,864
118,600	Canon, Inc.	5,021,017	3,789,792
433,500	Japan Wool Textile Company Limited	3,295,135	3,242,367
138,180	As One Corporation	2,630,694	3,097,016
47,720	Shin-Etsu Chemical Company Limited	2,241,899	2,683,028
1,368	NTT DoCoMo, Inc.	2,069,744	2,218,094
121,710	Nagaileben Company Limited	1,035,784	1,920,424
148,700	T. Hasegawa Company Limited	2,196,668	1,915,884
126,660	OSG Corporation	839,556	1,758,446
33,394	SK Kaken Company Limited	869,315	1,407,099
51,930	Daiichikosho Company Limited	711,897	1,247,038
37,580	Meitec Corporation	928,959	855,754
149,200	Chubu-Nippon Broadcasting Company Limited	1,482,938	840,779
43,800	Seikagaku Corporation	309,117	505,989
96,100	Shingakukai Company Limited	654,524	364,314
41,770	Sansei Yusoki Company Limited (d)	299,204	204,891
		154,540,215	186,096,302
Malaysia 0.74%
3,947,290	Genting Malaysia Berhad	3,363,197	4,520,044

Mexico 3.33%
470,705	Grupo Televisa S.A.B., ADR	8,994,012	11,066,275
136,910	Industrias Peñoles S.A.B. de C.V.	758,422	6,763,197
86,919	Fresnillo PLC	341,260	2,601,293
		10,093,694	20,430,765
Netherlands 0.56%
256,153	TNT Express NV	2,728,147	2,677,431
209,669	PostNL NV	1,967,448	730,879
		4,695,595	3,408,310
Norway 0.53%
424,764	Orkla ASA	2,981,701	3,227,248

Singapore 2.19%
1,427,830	Haw Par Corporation Limited	4,360,520	7,756,401
4,065,310	ComfortDelGro Corporation Limited	4,719,225	5,686,792
		9,079,745	13,443,193
South Africa 1.48%
553,133	Gold Fields Limited, ADR	6,821,267	7,107,759
235,367	Harmony Gold Mining Company Limited, ADR	2,356,638	1,979,437
		9,177,905	9,087,196

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2012

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.31% — (continued)

South Korea 2.41%
76,024	KT&G Corporation	$3,970,141	$5,793,673
23,120	Nong Shim Company Limited	4,690,522	5,522,964
1,360	Lotte Confectionery Company Limited	605,175	1,899,111
60,950	Fursys, Inc.	1,479,507	1,535,506
		10,745,345	14,751,254
Spain 1.01%
130,111	Red Electrica Corporation SA	6,421,473	6,174,810

Sweden 0.86%
233,754	Investor AB, Class ‘A’	4,657,344	4,987,550
12,577	Investor AB, Class ‘B’	234,678	277,170
		4,892,022	5,264,720
Switzerland 3.94%
169,380	Nestlé SA	5,836,001	10,689,335
129,778	Pargesa Holding SA	7,721,848	8,604,448
14,693	Rieter Holding AG (a)	1,910,750	2,501,868
427	Lindt & Spruengli AG PC (a)	1,208,579	1,352,367
20,283	Autoneum Holding AG (a)	1,010,590	1,021,004
		17,687,768	24,169,022
Thailand 1.87%
22,194,992	Thai Beverage PCL	3,687,425	7,331,951
611,105	Bangkok Bank PCL NVDR	2,002,395	3,851,669
20,000	OHTL PCL (b)	88,922	301,494
		5,778,742	11,485,114
Turkey 0.41%
322,623	Yazicilar Holding AS	2,303,936	2,515,929

United Kingdom 2.83%
246,940	GlaxoSmithKline PLC	4,684,146	5,693,336
223,658	Berkeley Group Holdings PLC (a)	2,688,737	5,078,892
972,474	WM Morrison Supermarkets PLC	4,439,047	4,479,471
72,000	Anglo American PLC	2,138,291	2,112,937
		13,950,221	17,364,636
Total International Common Stocks		409,943,708	467,888,638

International Preferred Stock — 0.32%

South Korea 0.32%
2,762	Samsung Electronics Company Limited	354,866	1,960,742

OUNCES

Commodity — 6.81%
23,560	Gold bullion (a)	19,857,183	41,781,914

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Bonds — 0.89%

International Corporate Bonds — 0.31%

Canada 0.31%
395,862 USD	Catalyst Paper Corporation 10.40% due 09/13/16 (b)(c)(e)(f)	$336,579	$328,566
1,863,261 USD	Catalyst Paper Corporation 11.00% due 10/30/17 (b)(c)(g)	3,204,347	1,537,190
Total International Corporate Bonds		3,540,926	1,865,756

International Government Bonds — 0.58%

Hong Kong 0.37%
17,450,000 HKD	Hong Kong Government Bond 2.66% due 12/17/12	2,262,846	2,262,264

Taiwan 0.21%
38,000,000 TWD	Taiwan Government Bond 2.375% due 01/16/13	1,218,020	1,302,572
Total International Government Bonds		3,480,866	3,564,836
Total International Bonds		7,021,792	5,430,592

U.S. Treasury Bills — 1.63%
$2,446,000	U.S. Treasury Bill 0.07% due 01/03/13	2,445,585	2,445,538
1,593,000	U.S. Treasury Bill 0.08% due 10/18/12	1,592,944	1,592,944
2,731,000	U.S. Treasury Bill 0.09% due 10/11/12	2,730,932	2,730,932
3,227,000	U.S. Treasury Bill 0.10% due 11/29/12	3,226,497	3,226,497
Total U.S. Treasury Bills		9,995,958	9,995,911

Commercial Paper — 13.40%

International Commercial Paper — 4.11%

Australia 0.14%
826,000 USD	BHP Billton Limited 0.17% due 10/29/12	825,891	825,891

France 0.79%
418,000 USD	Air Liquide SA 0.16% due 10/17/12	417,970	417,970
775,000 USD	Total SA 0.09% due 10/26/12	774,952	774,952
1,451,000 USD	Total SA 0.13% due 11/15/12	1,450,764	1,450,764
2,213,000 USD	Total SA 0.17% due 10/11/12	2,212,896	2,212,896

Germany 0.30%
1,550,000 USD	BASF AG 0.14% due 11/27/12	1,549,657	1,549,657
305,000 USD	Henkel Corporation 0.13% due 10/19/12	304,980	304,980

Italy 0.87%
1,358,000 USD	Eni S.p.A. 0.35% due 10/01/12	1,358,000	1,358,000

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 4.11% — (continued)

Italy 0.87% — (continued)
1,343,000 USD	Eni S.p.A. 0.55% due 10/05/12	$1,342,919	$1,342,919
776,000 USD	Eni S.p.A. 0.66% due 10/19/12	775,748	775,748
1,829,000 USD	Eni S.p.A. 0.67% due 10/22/12	1,828,296	1,828,296

Japan 0.43%
692,000 USD	Mitsubishi Company 0.23% due 11/09/12	691,827	691,827
717,000 USD	Mitsui & Company Limited 0.30% due 10/25/12	716,857	716,857
910,000 USD	Mitsui & Company Limited 0.33% due 11/06/12	909,700	909,700
336,000 USD	Mitsui & Company Limited 0.34% due 11/26/12	335,822	335,822

Switzerland 0.30%
501,000 USD	ABB Limited 0.19% due 10/02/12	500,997	500,997
712,000 USD	ABB Limited 0.19% due 10/17/12	711,940	711,940
310,000 USD	ABB Limited 0.20% due 10/24/12	309,960	309,960
336,000 USD	Nestlé SA 0.08% due 12/06/12	335,951	335,934

United Kingdom 1.28%
1,018,000 USD	AstraZeneca PLC 0.13% due 12/04/12	1,017,764	1,017,462
604,000 USD	AstraZeneca PLC 0.15% due 10/10/12	603,977	603,977
1,023,000 USD	AstraZeneca PLC 0.15% due 11/05/12	1,022,851	1,022,851
354,000 USD	AstraZeneca PLC 0.15% due 11/14/12	353,935	353,935
530,000 USD	AstraZeneca PLC 0.15% due 11/16/12	529,898	529,898
1,332,000 USD	AstraZeneca PLC 0.16% due 10/24/12	1,331,868	1,331,868
906,000 USD	GlaxoSmithKline PLC 0.13% due 10/11/12	905,967	905,967
1,434,000 USD	GlaxoSmithKline PLC 0.16% due 10/04/12	1,433,981	1,433,981
659,000 USD	Reed Elsevier, Inc. 0.41% due 10/18/12	658,876	658,876

Total International Commercial Paper		25,214,244	25,213,925

U.S. Commercial Paper — 9.29%
$455,000	Baker Hughes, Inc. 0.13% due 10/03/12	454,997	454,997

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 9.29% — (continued)
$509,000	Baker Hughes, Inc. 0.13% due 10/23/12	$508,960	$508,960
282,000	Baker Hughes, Inc. 0.14% due 10/10/12	281,990	281,990
1,827,000	Chevron Corporation 0.08% due 10/10/12	1,826,963	1,826,963
674,000	Chevron Corporation 0.09% due 10/02/12	673,998	673,998
1,093,000	Chevron Corporation 0.09% due 10/05/12	1,092,989	1,092,989
847,000	Chevron Corporation 0.11% due 11/09/12	846,899	846,899
717,000	Chevron Corporation 0.11% due 11/16/12	716,899	716,899
491,000	Coca-Cola Company 0.11% due 10/05/12	490,994	490,994
429,000	Coca-Cola Company 0.17% due 10/19/12	428,964	428,964
347,000	Coca-Cola Company 0.18% due 11/29/12	346,898	346,898
1,343,000	Coca-Cola Company 0.20% due 01/24/13	1,342,142	1,342,221
485,000	ConocoPhillips 0.15% due 11/20/12	484,899	484,899
1,104,000	ConocoPhillips 0.16% due 11/06/12	1,103,823	1,103,823
558,000	Dell, Inc. 0.14% due 10/03/12	557,996	557,996
691,000	Dell, Inc. 0.17% due 10/22/12	690,931	690,931
1,811,000	Devon Energy Corporation 0.20% due 10/01/12	1,811,000	1,811,000
672,000	Devon Energy Corporation 0.30% due 10/29/12	671,843	671,843
853,000	Devon Energy Corporation 0.30% due 11/02/12	852,773	852,773
359,000	Devon Energy Corporation 0.32% due 10/17/12	358,949	358,949
250,000	Devon Energy Corporation 0.36% due 10/02/12	249,998	249,998
600,000	Dominion Resources, Inc. 0.43% due 10/01/12	600,000	600,000
434,000	Emerson Electric Company 0.12% due 10/01/12	434,000	434,000
259,000	Emerson Electric Company 0.12% due 10/19/12	258,984	258,984
388,000	Emerson Electric Company 0.12% due 10/22/12	387,973	387,973
596,000	Emerson Electric Company 0.12% due 10/23/12	595,956	595,956
432,000	Emerson Electric Company 0.12% due 10/24/12	431,967	431,967
417,000	Emerson Electric Company 0.14% due 11/13/12	416,930	416,930
521,000	Emerson Electric Company 0.14% due 11/14/12	520,911	520,911
1,321,000	General Mills, Inc. 0.25% due 10/05/12	1,320,963	1,320,963
359,000	General Mills, Inc. 0.27% due 10/19/12	358,952	358,952
1,639,000	Google, Inc. 0.09% due 10/09/12	1,638,967	1,638,967
1,116,000	Google, Inc. 0.12% due 10/11/12	1,115,963	1,115,963
620,000	H.J. Heinz Company Limited 0.33% due 10/03/12	619,989	619,989
1,142,000	H.J. Heinz Company Limited 0.33% due 10/25/12	1,141,749	1,141,749
1,078,000	Johnson & Johnson 0.10% due 11/01/12	1,077,907	1,077,907
1,019,000	Kinder Morgan, Inc. 0.46% due 10/03/12	1,018,975	1,018,975
1,142,000	Kinder Morgan, Inc. 0.48% due 10/01/12	1,142,000	1,142,000
3,169,000	McCormick & Company, Inc. 0.20% due 10/01/12	3,169,000	3,169,000
975,000	Medtronic, Inc. 0.14% due 11/15/12	974,829	974,829
615,000	Merck & Company, Inc. 0.12% due 10/19/12	614,963	614,963
974,000	Merck & Company, Inc. 0.13% due 10/01/12	974,000	974,000
444,000	PepsiCo, Inc. 0.07% due 10/11/12	443,991	443,991
680,000	PepsiCo, Inc. 0.08% due 10/16/12	679,977	679,977
1,366,000	Philip Morris International, Inc. 0.11% due 10/15/12	1,365,942	1,365,942
1,358,000	Precision Castparts Corporation 0.15% due 10/01/12	1,358,000	1,358,000
594,000	Precision Castparts Corporation 0.15% due 11/02/12	593,921	593,921
599,000	Stanley Black & Decker, Inc. 0.33% due 10/17/12	598,912	598,912

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2012

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 9.29% — (continued)
$804,000	Stanley Black & Decker, Inc. 0.33% due 10/23/12	$803,838	$803,838
465,000	Stanley Black & Decker, Inc. 0.34% due 10/15/12	464,938	464,938
1,849,000	Stanley Black & Decker, Inc. 0.36% due 10/03/12	1,848,964	1,848,964
697,000	Suncor Energy, Inc. 0.33% due 10/17/12	696,898	696,898
537,000	United Parcel Service, Inc. 0.04% due 11/19/12	536,971	536,971
1,321,000	United Technologies Corporation 0.12% due 10/09/12	1,320,965	1,320,965
1,221,000	United Technologies Corporation 0.13% due 10/22/12	1,220,907	1,220,907
883,000	Verizon Communications, Inc. 0.33% due 11/13/12	882,652	882,652
250,000	Verizon Communications, Inc. 0.36% due 11/13/12	249,895	249,895
637,000	Verizon Communications, Inc. 0.42% due 12/11/12	636,485	636,440
364,000	Verizon Communications, Inc. 0.42% due 12/12/12	363,701	363,674
1,390,000	Wal-Mart Stores, Inc. 0.11% due 10/16/12	1,389,937	1,389,937
620,000	Walt Disney Company 0.09% due 10/26/12	619,961	619,961
1,294,000	Walt Disney Company 0.10% due 10/18/12	1,293,939	1,293,939
620,000	Walt Disney Company 0.12% due 11/14/12	619,909	619,909
620,000	Walt Disney Company 0.15% due 12/17/12	619,801	619,720
1,241,000	Walt Disney Company 0.15% due 12/21/12	1,240,581	1,240,403
1,320,000	WellPoint, Inc. 0.36% due 10/12/12	1,319,859	1,319,859
1,142,000	WellPoint, Inc. 0.41% due 12/03/12	1,141,201	1,141,384
Total U.S. Commercial Paper		56,922,028	56,921,959
Total Commercial Paper		82,136,272	82,135,884
Total Investments — 99.36%		$529,309,779	$609,193,681
Other Assets in Excess of Liabilities — 0.64%			3,943,435
Net Assets — 100.00%			$613,137,116

(a)	Non-income producing security/commodity.
(b)	Security is deemed illiquid. At September 30, 2012, the value of these securities amounted to $4,319,908 or 0.70% of net assets.
(c)	Represents securities that are subject to legal or contractual restrictions on resale. At September 30, 2012, the value of these securities amounted to $1,973,275 or 0.32% of net assets.
(d)	Securities valued in accordance with fair value procedures under the supervision of the Board of Trustees, representing $204,891 or 0.03% of net assets.
(e)

All or a portion of the security is exempt from registration under the Securities Act of 1933. Rule 144A securities may only be sold to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.

(f)	Floating rate security. Rate shown is the rate in effect at September 30, 2012.
(g)	Payment-in-kind security.

At September 30, 2012, cost is substantially identical for both book and federal income tax purposes.  Net unrealized appreciation consisted of:

Gross unrealized appreciation	$124,625,184
Gross unrealized depreciation	(44,741,282)
Net unrealized appreciation	$79,883,902

Abbreviations used in this schedule include:

ADR	— American Depository Receipt
NVDR	— Non-Voting Depository Receipt
PC	— Participation Certificate
PCL	— Public Company Limited
PLC	— Public Limited Company
RSP	— Represents Non-Voting Shares

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2012

Currencies

HKD	— Hong Kong Dollar
TWD	— Taiwan Dollar
USD	— United States Dollar

RESTRICTED SECURITIES	ACQUISITION DATE	COST	CARRYING VALUE PER SHARE/PRINCIPAL
Catalyst Paper Corporation	09/17/2012	$2,181	$1.00
Catalyst Paper Corporation 10.40% due 09/13/16	08/31/2012	336,579	0.83
Catalyst Paper Corporation 11.00% due 10/30/17	09/17/2012	3,204,347	0.82

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT SEPTEMBER 30, 2012	UNREALIZED APPRECIATION AT SEPTEMBER 30, 2012	UNREALIZED DEPRECIATION AT SEPTEMBER 30, 2012
10/17/12	3,116,000	Euro	$4,111,718	$4,008,697	$103,021	$—
01/16/13	9,913,000	Euro	12,246,601	12,763,719	—	(517,118)
02/20/13	11,570,000	Euro	14,596,832	14,897,535	—	(300,703)
03/21/13	5,680,000	Euro	7,181,963	7,319,823	—	(137,860)
10/17/12	556,956,000	Japanese Yen	6,908,324	7,134,021	—	(225,697)
12/12/12	1,516,192,000	Japanese Yen	19,059,549	19,428,336	—	(368,787)
02/20/13	2,901,434,000	Japanese Yen	36,799,074	37,208,394	—	(409,320)
03/21/13	1,408,677,000	Japanese Yen	17,892,052	18,074,739	—	(182,687)
			$118,796,113	$120,835,264	$103,021	$(2,142,172)

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS
International Common Stocks
Consumer Discretionary	11.17%
Consumer Staples	8.18
Energy	4.25
Financials	9.54
Health Care	7.50
Industrials	15.59
Information Technology	5.78
Materials	11.46
Telecommunication Services	1.83
Utilities	1.01
Total International Common Stocks	76.31
International Preferred Stock
Information Technology	0.32
Total International Preferred Stock	0.32
Commodity	6.81
International Bonds
Government Issues	0.58
Materials	0.31
Total International Bonds	0.89
U.S. Treasury Bills	1.63
Commercial Paper
International Commercial Paper	4.11
U.S. Commercial Paper	9.29
Total Commercial Paper	13.40
Total Investments	99.36%

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE  FUNDS • QUARTERLY NQ REPORT • September 30, 2012

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The Trust is a Delaware statutory trust and was until March 31, 2004 a Maryland Corporation operating under the name First Eagle Variable Funds, Inc. The First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities issued by non—U.S. corporations.

The following is a summary of significant accounting policies adhered to by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment valuation — The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

Commodities (such as physical metals) are valued at the spot price at the time trading on the New York Stock Exchange closes (normally 4:00 p.m. E.S.T.).

Forward contracts are valued at the current cost of covering or offsetting such contracts.

All bonds, whether listed on an exchange or traded in the over-the-counter market (and except for short-term investments as described in the next sentence), for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments maturing in sixty days or less are valued at cost plus interest earned (or discount amortized, as the case may be), which is deemed to approximate value.

The 2:00 p.m. E.S.T. exchange rates typically are used to convert foreign security prices into U.S. dollars. Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolios. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market, and before the close of the NYSE, have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values.

The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund as of 4:00 p.m. E.S.T.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establishes a framework for measuring fair value in GAAP and expands

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of their investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including Fund’s own assumption in determining the fair value of investments).

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update No. 2011-04, “Fair Value Measurements and Disclosures (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (“ASU 2011-04”). ASU 2011-04 clarifies the application of existing fair value measurement requirements, changes certain principles related to measuring fair value, and requires additional disclosures about fair value measurements.

Specifically, the guidance specifies that the concepts of highest and best use and valuation premise in a fair value measurement are only relevant when measuring the fair value of nonfinancial assets whereas they are not relevant when measuring the fair value of financial assets and liabilities.

Required disclosures are expanded under the new guidance, especially for fair value measurements that are categorized within Level 3 of the fair value hierarchy. Entities will also be required to disclose the categorization by level of the fair value hierarchy for items that are not measured at fair value in the statement of financial position but for which the fair value is required to be disclosed.

ASU 2011-04 is effective for annual periods beginning after December 15, 2011 and is to be applied prospectively.

The significant unobservable inputs used in determining valuations for investments identified within Level 3 is the enterprise value of a company. Indications of value and

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

quotations may be observable at any given time, but are currently treated by the Fund as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Fund shall be determined in good faith by or under the direction of the Board, generally acting through its designated Valuation Committee or Valuation Panel (collectively, the “Committees”). The Committees’ responsibilities include making determinations regarding Level 3 fair value measurements and providing the results to the Board, in accordance with the Fund’s valuation policies.

Valuation Measurements: It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

The following is a summary of the Fund’s inputs used to value the Fund’s investments as of September 30, 2012:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(a)	TOTAL
Assets:†
International Common Stocks	$465,229,595	$2,454,152	$204,891	$467,888,638
International Preferred Stock	1,960,742	—	—	1,960,742
Commodity *	41,781,914	—	—	41,781,914
International Corporate Bonds	—	1,865,756	—	1,865,756
International Government Bonds	—	3,564,836	—	3,564,836
U.S. Treasury Bills		9,995,911	—	9,995,911
International Commercial Paper	—	25,213,925	—	25,213,925
U.S. Commercial Paper	—	56,921,959	—	56,921,959
Foreign Currency Contracts **	—	103,021	—	103,021
Total	$508,972,251	$100,119,560	$204,891	$609,296,702

Liabilities:
Foreign Currency Contracts **	$—	$2,142,172	$—	$2,142,172
Total	$—	$2,142,172	$—	$2,142,172

(a)	Level 3 securities are identified in the Schedule of Investments with footnote (d).
†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are value at net unrealized appreciation (depreciation) on the investment.

For the nine-month period ended September 30, 2012, there was no security transfer activity from Level 1 to Level 2 and no security transfer activity from Level 2 to Level 1.

Fair Value Level 3 activity for the period ended September 30, 2012 was as follows:

INTERNATIONAL
COMMON
STOCKS
Beginning Balance - market value	$—
Purchases	—
Sales	(103,303)
Transfer In - Level 3	317,959
Transfer Out - Level 3	—
Accrued Amortization	—
Realized Gains (Losses)	(58,645)

Change in Unrealized Appreciation (Depreciation)	48,880
Ending Balance - market value	$204,891
Change in unrealized gains or (losses) relating to assets still held at reporting date	$48,880

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund has entered into forward currency contracts. The Fund enters into foreign exchanged contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund’s currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of the different countries that the Fund invests in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Fund engages in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

denominated in that currency. Hedging can reduce exposure to currency exchange movements,but cannot eliminate that exposure. It is possible to lose money under a hedge.

The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s portfolio. Outstanding contracts at period-end are indicative of the volume of activity during the period.

The Fund adopted provisions surrounding disclosures and derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

At September 30, 2012, the Fund had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

	ASSET	LIABILITY	GAIN OR (LOSS) ON DERIVATIVES RECOGNIZED IN INCOME
RISK TYPE	DERIVATIVE FAIR VALUE	DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN DEPRECIATION
Foreign Currency	$103,021	$2,142,172	$6,619,620	$(4,644,520)

Item 2. Controls and Procedures.

a)             The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)             There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: November 16, 2012

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: November 16, 2012